8. Movements from financial assets at fair value through other comprehensive income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements From Financial Assets At Fair Value Through Other Comprehensive Income Details Abstract
Gains for the year	$ 0	$ 98,727	$ 693,767
Reclassification adjustments to income	0	(631,953)	(1,875,808)
Financial Assets at Fair Value through Other Comprehensive Loss	$ 0	$ (533,226)	$ (1,182,041)